SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSEQUENT EVENTS [Text Block]
17.	SUBSEQUENT EVENTS

a)	Subsequent to year-end, the Company issued 3,983,334 common shares on the exercise of 3,983,334 stock options at prices ranging from $0.40 to $1.51 for total proceeds of $1,975,334.

b)

On January 8, 2018, IsoEnergy granted 440,000 stock options at an exercise price of $0.57 per stock option. The options have a five-year life and vest one third annually with one third vesting immediately.